CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 68,728	$ 104,084
Term deposits	1,005
Accounts receivable (net of allowance for doubtful accounts of $34 and $92 as of December 31, 2018 and 2019, respectively)	2,804	876
Inventories	7,256	4,811
Prepaid expenses and other current assets	10,279	11,243
Loan receivables - current	1,149	582
Amounts due from related parties	349
Total current assets	91,570	121,596
Non-current assets
Restricted cash	710	746
Property, plant and equipment, net	50,142	45,896
Goodwill	52,687	25,096
Intangible assets, net	17,700	4,491
Long-term investments	5,237	4,805
Deferred tax assets	18,161	16,195
Other non-current assets	16,484	24,048
Loan receivables - non-current		582
Operating lease right-of-use assets	83,403
TOTAL ASSETS	336,094	243,455
Current liabilities
Prepayments from customers, current portion (including prepayments from customers of the consolidated VIEs without recourse to the Group of $6,647 and $5,904 as of December 31, 2018 and 2019, respectively)	5,904	6,647
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to the Group of $54,443 and $47,825 as of December 31, 2018 and 2019, respectively)	56,472	60,429
Income tax payable (including income tax payable of the consolidated VIEs without recourse to the Group of $11,298 and $14,364 as of December 31, 2018 and 2019, respectively)	14,929	11,685
Operating lease liabilities, current portion (including operating lease liabilities of the consolidated VIEs without recourse to the Group of $nil and $13,068 as of December 31, 2018 and 2019, respectively)	16,399
Deferred revenue, current portion (including deferred revenue of the consolidated VIEs without recourse to the Group of $29,578 and $30,266 as of December 31, 2018 and 2019, respectively)	31,993	29,578
Long-term debt, current portion (including long-term debt of the consolidated VIEs without recourse to the Group of $nil and $nil as of December 31, 2018 and 2019, respectively)	87
Amounts due to related parties (including amounts due to related parties of the consolidated VIEs without recourse to the Group of $nil and $124 as of December 31, 2018 and 2019, respectively)	124
Total current liabilities	125,908	108,339
Non-current liabilities
Prepayments from customers, non-current portion (including prepayments from customers of the consolidated VIEs without recourse to the Group of $3,582, and $2,508 as of December 31, 2018 and 2019, respectively)	2,508	3,582
Deferred revenue, non-current portion (including deferred revenue of the consolidated VIEs without recourse to the Group of $5,567, and $4,206 as of December 31, 2018 and 2019, respectively)	5,531	6,915
Other non-current liabilities (including other non-current liabilities of the consolidated VIEs without recourse to the Group of $8,541 and $9,167 as of December 31, 2018 and 2019, respectively)	11,034	8,541
Deferred income tax liabilities (including deferred income tax liabilities of the consolidated VIEs without recourse to the Group of $1,110 and $1,271 as of December 31, 2018 and 2019, respectively)	3,384	1,110
Operating lease liabilities, non-current portion (including operating lease liabilities of the consolidated VIEs without recourse to the Group of $nil and $68,509 as of December 31, 2018 and 2019, respectively)	71,012
TOTAL LIABILITIES	219,377	128,487
MEZZANINE EQUITY
Redeemable non-controlling interests	8,801	1,628
EQUITY
Ordinary shares (par value of $0.001 per share; 99,999,999 shares authorized; 29,213,801 shares issued and outstanding as of December 31, 2018 ; 29,213,801 shares issued and 27,586,346 shares outstanding as of December 31, 2019)	29	29
Treasury stock	(12,000)
Additional paid-in capital	139,843	135,881
Statutory reserve	4,060	3,362
Accumulated other comprehensive (losses) income	141	(122)
Accumulated deficit	(33,553)	(30,421)
Total RYB Education, Inc. shareholders' equity	98,520	108,729
Non-controlling interest	9,396	4,611
TOTAL EQUITY	107,916	113,340
TOTAL LIABILITIES, MEZZANINE EQUITY AND TOTAL EQUITY	$ 336,094	$ 243,455